Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information [Table Text Block]
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2011	2010	2009
Net Sales
Consumables and Related Revenues	$1,011,863	$937,714	$870,216
Instrumentation	157,884	149,717	139,609
Total	$1,169,747	$1,087,431	$1,009,825

Schedule of Geographical Information [Table Text Block]
Our official country of domicile is the Netherlands, which reported net sales of $23.9 million, $21.5 million and $20.3 million for the years ended 2011, 2010 and 2009, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2011	2010	2009
Net Sales
Americas:
United States	$466,502	$472,682	$446,151
Other Americas	55,137	50,912	47,995
Total Americas	521,639	523,594	494,146
Europe	444,441	398,029	363,949
Asia Pacific & Rest of World	203,667	165,808	151,730
Total	$1,169,747	$1,087,431	$1,009,825

Schedule of Long Lived Assets [Table Text Block]

(in thousands)	2011	2010
Long-lived assets
Americas:
United States	$98,717	$100,342
Other Americas	2,579	2,154
Total Americas	101,296	102,496
Europe	259,220	231,405
Asia Pacific & Rest of World	11,276	11,763
Total	$371,792	$345,664